OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Operating Profit (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Segment operating income	$ 480.6	$ 462.8
Operating segments
Disclosure of operating segments [line items]
Segment operating income	$ 480.6	$ 462.8